Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income	£ 58	£ 122
Fair value gain on financial instruments	56	24
Total interest income	114	146
Interest charge on bank loans, bonds and overdrafts	(203)	(182)
Interest expense on lease liabilities	(7)	(7)
Fair value loss on financial instruments	(55)	(23)
Interest charge on all other borrowings	(35)	(82)
Total interest charges	(300)	(294)
Net interest charges	(186)	(148)
Net finance income in respect of post employment plans in surplus	9	13
Hyperinflation adjustment in respect of Venezuela (a)	2	3
Change in financial liability (Level 3)	2	0
Other finance income	0	1
Total other finance income	13	17
Hyperinflation adjustment and foreign exchange revaluation of monetary items in respect of Lebanon (a)	(8)	0
Net finance charge in respect of post employment plans in deficit	(7)	(9)
Unwinding of discounts	(8)	(7)
Interest charge in respect of direct and indirect tax	(2)	(5)
Change in financial liability (Level 3)	0	(1)
Other finance charges	(2)	(1)
Total other finance charges	(27)	(23)
Net other finance income (cost)	£ (14)	£ (6)